Note 13 - Earnings / (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2010	2011	2012
Income:
Net income/(loss)	(6,605,850)	1,115,989	(13,198,741)
Basic earnings per share:
Weighted average common shares – Outstanding	31,636,633	31,794,381	38,950,100
Basic earnings/(loss) per share	(0.21)	0.04	(0.34)
Effect of dilutive securities
Non-vested incentive stock awards	-	51,699	-
Weighted average common shares – Outstanding	31,636,633	31,846,080	38,950,100
Diluted earnings /(loss) per share	(0.21)	0.04	(0.34)